John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
August 9, 2010
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)/ Initial Combined Registration Statement on Form F-3 File Nos. 333- and 333-
Ladies and Gentlemen:
We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“MFC”). The registration statement covers the offer and sale by John Hancock USA of a form of single premium index-linked deferred modified guaranteed annuity contract which will earn guaranteed rates of return on contract values. Such values, inclusive of earnings (altogether, “Contract Value Interests”), are fully and unconditionally guaranteed by MFC. Other than in the first year, the interest credited to the purchaser will be derived from the prior year’s movement in inflation as determined by the Consumer Price Index. Early withdrawals from the annuity contract will be subject to a market value adjustment. An omnibus form of prospectus is being filed with the John Hancock USA/MFC registration statement.
     John Hancock USA intends to use the prospectus to offer the contract in different distribution channels. As filed, the prospectus includes all information applicable to John Hancock USA and to each of the distribution channels. In consultation with each channel’s broker-dealers, the prospectus will be tailored to the market in which the contract is being sold, and therefore, as used, the prospectus will vary from that filed herewith only in the following respects:
     (1) The contract will have a different marketing name for each distribution channel. As filed, the prospectus refers generically to “Product Marketing Name” on the cover page. As used, the cover page of the prospectus will include the marketing name of the contract for the channel in which that form of prospectus is being used. The marketing name will not appear elsewhere in the prospectus.
     (2) The minimum purchase payment for a contract will vary by marketing channel. As filed, the prospectus identifies all the minimum purchase payment options on the cover page. As used, the cover page of the prospectus will include only the minimum purchase payment for the channel in which that form of prospectus is being used. Subsequent discussion in the prospectus of the minimum purchase payment will refer to the amount specified on the cover page.
     (3) The annual credited interest applicable to the contract may have a Floor Rate as low as 0% and may also have a Rate Cap as high as 10%; both of these factors will vary by marketing channel. As filed, the prospectus identifies the permissible ranges of interest Floor Rates and interest Rate Caps on the cover page, and any subsequent discussion in the prospectus of either the Floor Rate or Rate Cap will refer back to the cover page. As used, the prospectus will specify only the applicable Floor Rate and/or Rate Cap for the channel in which that form of prospectus is being used, except that the actual applicable numbers will be used to explain the mechanics of the rate setting in Appendix A. Each form of prospectus that includes a Rate Cap will also include disclosure of the risk that inflation may be greater than the Rate Cap; this disclosure language is bracketed in the filed form of prospectus.
     (4) The Withdrawal Charge Schedule for the contract is set forth in Appendix C to the prospectus. As filed, the prospectus contains two versions of Appendix C. As used, the prospectus will contain only the Withdrawal Charge Schedule appropriate to the distribution channel in which the prospectus is being used.

Securities and Exchange Commission
August 9, 2010

     (5) The dealer compensation payable to broker-dealers for distributing the contract is set forth in “Part V. General Information About Us.” As filed, the prospectus identifies alternative maximums of either 5% or 6% as the maximum distribution compensation. As used, the prospectus will specify only the maximum commission applicable to the marketing channel in which that form of prospectus is being used.
We will subsequently file, under Rule 424, a form of the prospectus that will include the definitive marketing name; minimum purchase payment; Floor Rate and Rate Cap, if any; Withdrawal Charge Schedule; and maximum distribution compensation for each version of the prospectus as it will be used.
Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to David Pickett, Senior Counsel — Annuities at (617) 663-2203.

Very truly yours,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel - Annuities